Intangible assets	6 Months Ended
Jun. 30, 2020
Intangible assets
Intangible assets

9. Intangible assets

		Computer
	IP R&D	software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2020	1,953	18	1,214	3,185
Additions	22,629	—	105	22,734
At June 30, 2020	24,582	18	1,319	25,919
Accumulated amortization
At January 1, 2020	—	15	413	428
Charge for year	—	1	60	61
At June 30, 2020	—	16	473	489
Net book value
At June 30, 2020	24,582	2	846	25,430

Movements in the assumed contingent liability (see note 14) that relate to changes in estimated cashflows or probabilities of success are recognized as additions to the In-Process Research and Development ("IP R&D") asset that it relates to.

In the six months ended June 30, 2020, the Group determined that it moved from Phase 2 of ensifentrine’s clinical development plan to Phase 3. The probability of success and estimated cashflows have changed and the £22.6 million movement in the liability relating to this was recorded as an addition to the IP R&D asset that it relates to.

There were no changes in estimated cashflows or probabilities of success in 2019.